Condensed Financial Statements of Parent Company (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Other assets	$ 36,051	$ 20,465
Total assets	2,781,118	2,634,875
Long-term debt	15,800	40,800
Other liabilities	17,764	14,172
Total liabilities	2,550,935	2,399,488
Preferred stock - Series A noncumulative; $10.00 par value; $1,000 liquidation preference; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued and outstanding shares 2013: 14,157,219; 2012: 14,131,263)	14,157	14,131
Surplus	158,650	157,305
Retained earnings	73,491	56,311
Accumulated other comprehensive income (loss)	(16,515)	7,240
Total stockholders' equity	230,183	235,387	220,020	205,351
Total liabilities and stockholders' equity	2,781,118	2,634,875
Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Cash	10,308	11,765
Other assets	40	54
Total assets	246,477	251,924
Long-term debt	15,800	15,800
Other liabilities	494	737
Total liabilities	16,294	16,537
Total stockholders' equity	230,183	235,387
Total liabilities and stockholders' equity	246,477	251,924
Metro Bancorp, Inc. [Member] | Banking Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries	235,329	239,305
Metro Bancorp, Inc. [Member] | Non-banking Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries	$ 800	$ 800